Borrowings - Long-Term Borrowings (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Borrowings
Debt issued by the Company	¥ 3,823,410		¥ 3,509,117
Debt issued by subsidiaries-guaranteed by the Company	2,372,412		2,207,268
Debt issued by subsidiaries-not guaranteed by the Company	2,031,241	[1]	1,875,983	[1]
Total	¥ 8,227,063		¥ 7,592,368

[1]	Includes trading balances of secured borrowings.